Deferred Grants - Summary of Deferred Grants (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	¥ 541,610	$ 85,668	¥ 676,728
Received during the year	50,582	8,000	52,241
Grant receivable	0	0	129
Grant disbursed to partner of joint project	(16,270)	(2,573)	(48,632)
Released to consolidated statement of profit or loss	(151,782)	(24,008)	(138,856)
Ending balance	424,140	$ 67,087	541,610
Current (Note 22)	12,482		23,468	$ 1,974
Non-current	¥ 411,658		¥ 518,142	$ 65,113